Restatement of Financial Statement - Schedule of Previously Issued Financial Statements (Details) - USD ($)		3 Months Ended	6 Months Ended
		Mar. 31, 2017	Dec. 31, 2016	Jul. 11, 2016
Cash		$ 5,103	$ 11,725
Restricted cash		10,000
Prepaid expenses		676	676
Total Current Assets		15,779	14,351
Total Assets		15,779	14,351
Accounts payable and accrued expenses		49,433	1,318
Advances for Notes payable		15,000
Derivative liability		7,172
Convertible notes payable, net of debt discount		1,164
TOTAL CURRENT LIABILITIES		72,769	6,225
LONG-TERM LIABILITIES
TOTAL LIABILITIES		72,769	6,225
Series A Convertible Preferred stock, par value $0.001 per share; authorized 4,000,000 shares; issued and outstanding 4,000,000 shares (Liquidation value $4,000,000)		4,000
Common stock, par value $0.001 per share; authorized 500,000,000 shares; issued and outstanding 115,147,064 and 114,202,944 at March 31,2017 and December 31, 2016, respectively		115,147	114,203
Additional paid-in capital		(149,505)	(106,103)
Retained earnings		(26,632)	26
Total Stockholders' Equity (Deficit)		(56,990)	8,126
Total Liabilities and Stockholders' Equity (Deficit)		15,779	14,351
Revenues		26,272
Cost of Revenue		17,900
Gross Profit		8,372
Legal and professional		31,650
Rent - affiliate		900
General & Administrative		2,534
Total Operating Expenses		35,084
Operating loss		(26,712)
Gain on change in fair value of derivative liabilities		91
Amortization of debt discount		35
Interest expense		2
Total Other Income (Expense)		54
Net Loss before Income Taxes		(26,658)
Net Loss		$ (26,658)	26
Basic & Diluted earnings per share
Weighted average basis & diluted shares outstanding		114,213,434
Amortization of debt discount		$ 35
Change in value of derivative liability		(91)
Prepaid expense		1,950
Accounts payable		23,049
Deferred revenue		(2,800)
Payroll tax payable		(2,107)
Net cash (used) by operating activities		(6,622)
Restricted cash acquired		10,000
Net cash provided by investing activities		10,000
Net Increase in Cash, Cash Equivalents and Restricted Cash		3,378
Cash, Beginning of year		11,725
Cash, End of year		15,103	11,725
Income taxes paid
Interest paid
As Filed [Member]
Cash		5,103
Restricted cash		10,000
Prepaid expenses		676
Total Current Assets		15,779
Total Assets		15,779
Accounts payable and accrued expenses		34,365
Advances for Notes payable
Derivative liability
Convertible notes payable, net of debt discount
TOTAL CURRENT LIABILITIES		34,365
LONG-TERM LIABILITIES
TOTAL LIABILITIES		34,365
Series A Convertible Preferred stock, par value $0.001 per share; authorized 4,000,000 shares; issued and outstanding 4,000,000 shares (Liquidation value $4,000,000)		4,000
Common stock, par value $0.001 per share; authorized 500,000,000 shares; issued and outstanding 115,147,064 and 114,202,944 at March 31,2017 and December 31, 2016, respectively		115,147
Additional paid-in capital		(111,047)
Retained earnings		(26,686)
Total Stockholders' Equity (Deficit)		(18,586)
Total Liabilities and Stockholders' Equity (Deficit)		15,779
Revenues		26,272
Cost of Revenue		17,900
Gross Profit		8,372
Legal and professional		31,650
Rent - affiliate		900
General & Administrative		2,534
Total Operating Expenses		35,084
Operating loss		(26,712)
Gain on change in fair value of derivative liabilities
Change in derivative liability
Amortization of debt discount
Amortization of debt discount
Interest expense
Interest expense, one
Total Other Income (Expense)
Net Loss before Income Taxes		(26,712)
Net Loss		$ (26,712)
Basic & Diluted earnings per share
Weighted average basis & diluted shares outstanding		114,213,434
Amortization of debt discount
Change in value of derivative liability
Prepaid expense		1,950
Accounts payable		23,047
Deferred revenue		(2,800)
Payroll tax payable		(2,107)
Net cash (used) by operating activities		(6,622)
Restricted cash acquired		10,000
Net cash provided by investing activities		10,000
Net Increase in Cash, Cash Equivalents and Restricted Cash		3,378
Cash, Beginning of year		11,725
Cash, End of year		15,103	$ 11,725
Income taxes paid
Interest paid
Adjustment [Member]
Cash
Restricted cash
Prepaid expenses
Total Current Assets
Total Assets
Accounts payable and accrued expenses		56
Convertible notes payable	[1]	12
Accounts payable	[2]	15,000
Advances for Notes payable	[3]	15,000
Derivative liability	[4]	4,364
Convertible notes payable	[1]	2,808
Convertible notes payable, net of debt discount	[4]	950
Convertible notes payable	[1]	214
TOTAL CURRENT LIABILITIES		38,404
LONG-TERM LIABILITIES
TOTAL LIABILITIES		38,404
Series A Convertible Preferred stock, par value $0.001 per share; authorized 4,000,000 shares; issued and outstanding 4,000,000 shares (Liquidation value $4,000,000)
Common stock, par value $0.001 per share; authorized 500,000,000 shares; issued and outstanding 115,147,064 and 114,202,944 at March 31,2017 and December 31, 2016, respectively
Additional paid-in capital	[1],[3],[4]	(38,458)
Retained earnings	[1],[4]	54
Total Stockholders' Equity (Deficit)		(38,404)
Total Liabilities and Stockholders' Equity (Deficit)
Revenues
Cost of Revenue
Gross Profit
Legal and professional
Rent - affiliate
General & Administrative
Total Operating Expenses
Operating loss
Gain on change in fair value of derivative liabilities	[4]	52
Change in derivative liability	[1]	39
Amortization of debt discount	[4]	(22)
Amortization of debt discount	[1]	(13)
Interest expense	[4]	(1)
Interest expense, one	[1]	(1)
Total Other Income (Expense)		54
Net Loss		54
Amortization of debt discount	[1],[4]	35
Change in value of derivative liability	[1],[4]	(91)
Accounts payable	[1],[4]	2
Income taxes paid
Interest paid

[1]	On March 30, 2017, the Company assumed a convertible note payable to RDW Capital, LLC which was dated March 15, 2017. The $2,464 note payable bears interest at a 12% per annum. The note matures on September 15, 2017 and is secured by the share reservation of 300% of the number of shares of common stock issuable upon a conversion. The note is convertible into shares of common stock at a price equal to a variable conversion price of fifty percent (50%) of the volume-weighted averages for the ten (10) days preceding the date of conversion and contains price protection on the conversion rate. The principal balance assumed amounted to $2,464, offset by debt discount of $2,263. The Company accrued interest expense of $1, amortization of debt discount of $13 and change in the value of derivative liability of $39 for the period of one day on March 31, 2017 upon the merger.
[2]	On March 30, 2017, the Company assumed an accounts payable of $15,000.
[3]	On March 30, 2017, the Company assumed an RDW Capital, LLC advance to the Company of $15,000 for professional and merger related fees. As of March 31, 2017, there were no specified terms to the advances.
[4]	On March 30, 2017, we assumed a convertible note payable to RDW Capital, LLC which was dated February 16, 2017. The $4,000 note payable bears interest at a 12% per annum interest rate. The note matures on August 16, 2017 and is secured by the shares reservation of 300% of the number of share of common stock issuable upon a conversion. The note is convertible into shares of common stock at a price equal to a variable conversion price of fifty percent (50%) of the volume-weighted averages for the ten (10) days preceding the date of conversion and contains price protection on the conversion rate. The principal balance assumed amounted to $4,000, offset by debt discount of $3,071. The Company accrued interest expense of $1, amortization of debt discount of $21 and change in the value of derivative liability of $52 for the period of one day on March 31, 2017 upon the merger.